Subsequent events (Details) $ in Thousands						12 Months Ended
	May 18, 2019 USD ($)	Mar. 25, 2019 USD ($) £ / shares shares	Mar. 22, 2019	Feb. 17, 2019 USD ($)	Nov. 18, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent events
Net proceeds from issuance of shares					$ 21,500	$ 13,422	$ 25,417	$ 24,996
Payments for share issue costs					$ 3,500	749	$ 1,734	$ 3,370
Borrowings transactions | Amendment, Term Loan | Hercules
Subsequent events
Repayments of borrowings	$ 500			$ 7,000		$ 7,500
Repayment period				90 days
Interest-only period (in months)				3 months
Additional interest only period (in months)			1 month
Borrowings transactions | Amendment, Term Loan | Hercules | Minimum
Subsequent events
Net proceeds from issuance of shares				$ 2,000
Major ordinary share transactions
Subsequent events
Net proceeds from issuance of shares		$ 3,300
Payments for share issue costs		$ 300
Number of shares issued | shares		45,000,000
Share price | £ / shares		0.06